10. COMMON STOCK (Details 3)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Black-Scholes valuation of stock options granted
Risk-free interest rate	1.25%	1.13%
Expected life of options (years)	4 years 3 months 18 days	4 years 10 months 24 days
Annualized volatility	76.00%	73.00%
Dividend rate	0.00%	0.00%